Income taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income taxes
22.	Income taxes

As the tax basis for the majority of the Company’s assets and liabilities is maintained in reais and the accounting basis is measured in US dollars (functional currency), the fluctuations in the exchange rate significantly impacted the tax basis and, in turn, the deferred income tax expense (benefit).

Based on the expectation of future taxable income, the Company recorded deferred tax assets based on tax losses carryforwards.

Credits relating to temporary differences on non-deductible provisions, represented by labor contingencies, provisions and disputed taxes will be realized as such proceedings are concluded.

22.1	Deferred income tax and social contribution

The components of deferred tax assets and liabilities are as follows:

	12.31.2018	12.31.2017	01.01.2017
		(Restated)	(Restated)
Temporarily non-deductible provisions	39.7	(76.1)	(102.7)
Tax loss carryforwards	0.5	4.5	28.3
Functional currency effect of the non monetary assets	(323.4)	(206.0)	(201.0)
Gains not realized from sales of the Company to subsidiairies	22.7	15.4	16.4
Effect of differences by fixed asset	7.5	(8.1)	(31.2)
Differences between basis: account x tax	20.6	25.7	36.6

Deferred tax assets (liabilities), net	(232.4)	(244.6)	(253.6)

Total deferred tax asset	21.6	13.4	11.6
Total deferred tax liability	(254.0)	(258.0)	(265.2)

Changes in deferred income tax that affected profit and loss were as follows:

	From the statement of income	Other comprehensive income	Total
At January 01, 2016 (Restated)	(429.9)	32.5	(397.4)

Temporarily non-deductible provisions	(99.9)	—	(99.9)
Tax loss carryforwards	7.8	—	7.8
Functional currency effect of the non monetary assets	206.1	—	206.1
Provision Gain not realized at sales from Controlling company to subsidiairies	(3.5)	—	(3.5)
Effect of differences by fixed asset	4.9	—	4.9
Differences between basis: account x tax	22.1	6.3	28.4

At December 31, 2016 (Restated)	(292.4)	38.8	(253.6)

Temporarily non-deductible provisions	26.6	—	26.6
Tax loss carryforwards	(23.8)	—	(23.8)
Functional currency effect of the non monetary assets	(5.0)	—	(5.0)
Provision Gain not realized at sales from Controlling company to subsidiairies	(1.0)	—	(1.0)
Effect of differences by fixed asset	23.0	—	23.0
Differences between basis: account x tax	(6.9)	(3.9)	(10.8)

At December 31, 2017 (Restated)	(279.5)	34.9	(244.6)

Temporarily non-deductible provisions	115.8	—	115.8
Tax loss carryforwards	(4.0)	—	(4.0)
Functional currency effect of the non monetary assets	(117.4)	—	(117.4)
Gains not realized from sales of Parent Company to subsidiairies	7.3	—	7.3
Effect of differences by fixed asset	15.6	—	15.6
Differences between basis: account x tax	3.9	(9.0)	(5.1)

At December 31, 2018	(258.3)	25.9	(232.4)

22.2	Reconciliation of income tax expense

	12.31.2018	12.31.2017	12.31.2016
		(Restated)	(Restated)
Profit (loss) before taxation	(136.2)	307.9	180.6

Income tax and social contribution expense at the nominal Brazilian enacted tax rate—34%	46.3	(104.7)	(61.4)

Tax on profits of overseas subsidiaries	(33.2)	(9.8)	(4.0)
Functional currency effect of the non monetary assets	(117.4)	(5.0)	206.1
Research and development tax incentives	27.7	43.8	36.5
Interest on own capital	3.0	16.9	6.1
Fiscal credits (recognized and non recognized)	(26.0)	19.3	(30.4)
Tax rate diference	30.9	5.3	(0.7)
Other difference between IFRS and fiscal basis	41.4	3.3	(90.9)
Other	(7.7)	3.0	(61.6)

	(81.3)	76.8	61.1

Income tax and social contribution income (expense) benefit as reported	(35.0)	(27.9)	(0.3)

Current income tax and social contribution (expense) benefit as reported	(56.2)	(40.8)	(137.8)
Deferred income tax and social contribution income (expense) benefit as reported	21.2	12.9	137.5

The effective average income tax benefit (expense) rate for the year ended December 31, 2018 was 25.7% (9.1% as of December 31, 2017). The deviation between the effective rate year over year refers to the effect of difference between tax basis (Brazilian Reais) and accounting basis of non-monetary assets recorded in the Company’s functional currency (US Dollars).